U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-3828
                                   ----------------

Seligman Municipal Fund Series, Inc. on behalf of its:
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Seligman Colorado Municipal Series
Seligman Georgia Municipal Series
Seligman Louisiana Municipal Series
Seligman Maryland Municipal Series
Seligman Massachusetts Municipal Series
Seligman Michigan Municipal Series
Seligman Minnesota Municipal Series
Seligman Missouri Municipal Series
Seligman National Municipal Series
Seligman New York Municipal Series
Seligman Ohio Municipal Series
Seligman Oregon Municipal Series
Seligman South Carolina Municipal Series
(Exact name of registrant as specified charter)

100 Park Avenue, New York, NY 10017
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(Address of principal executive offices) (Zip code)

Lawrence P. Vogel, Treasurer
100 Park Avenue, New York, NY  10017
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-850-1864
                                                    Toll Free: 800-221-2450

Date of fiscal year end: September 30, 2005
Date of reporting period: July 1, 2005 - June 30, 2006

====================== SELIGMAN COLORADO MUNICIPAL SERIES ======================

====================== SELIGMAN GEORGIA MUNICIPAL SERIES =======================

===================== SELIGMAN LOUISIANA MUNICIPAL SERIES ======================

====================== SELIGMAN MARYLAND MUNICIPAL SERIES ======================

=================== SELIGMAN MASSACHUSETTS MUNICIPAL SERIES ====================

====================== SELIGMAN MICHIGAN MUNICIPAL SERIES ======================

===================== SELIGMAN MINNESOTA MUNICIPAL SERIES ======================

====================== SELIGMAN MISSOURI MUNICIPAL SERIES ======================

====================== SELIGMAN NATIONAL MUNICIPAL SERIES ======================

====================== SELIGMAN NEW YORK MUNICIPAL SERIES ======================

======================== SELIGMAN OHIO MUNICIPAL SERIES ========================

======================= SELIGMAN OREGON MUNICIPAL SERIES =======================

=================== SELIGMAN SOUTH CAROLINA MUNICIPAL SERIES ===================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

                      SELIGMAN MUNICIPAL FUND SERIES, INC.
                       Seligman Colorado Municipal Series
                        Seligman Georgia Municipal Series
                       Seligman Louisiana Municipal Series
                       Seligman Maryland Municipal Series
                     Seligman Massachusetts Municipal Series
                       Seligman Michigan Municipal Series
                       Seligman Minnesota Municipal Series
                       Seligman Missouri Municipal Series
                       Seligman National Municipal Series
                       Seligman New York Municipal Series
                         Seligman Ohio Municipal Series
                        Seligman Oregon Municipal Series
                    Seligman South Carolina Municipal Series

Pursuant to this requirement of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized on the 28th day of August, 2006.

Signature                        Title
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/s/ Brian T. Zino                President, Director and Chief Executive Officer
-----------------------          (Principal Executive Officer)
Brian T. Zino